Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Vessel revenue	$ 704,325	$ 585,047	$ 512,732
Vessel operating costs	(294,531)	(280,460)	(231,227)
Voyage expenses	(6,160)	(5,146)	(7,733)
Charterhire	(4,399)	(59,632)	(75,750)
Depreciation - owned or finance leased vessels	(180,052)	(176,723)	(141,418)
Depreciation, right-of-use assets	(26,916)	0	0
General and administrative expenses	(62,295)	(52,272)	(47,511)
Loss on sales of vessels	0	0	(23,345)
Merger transaction related costs	0	(272)	(36,114)
Bargain purchase gain	0	0	5,417
Financial expenses	(186,235)	(186,628)	(116,240)
Loss on exchange of convertible notes	0	(17,838)	0
Realized loss on derivative financial instruments	0	0	(116)
Financial income	8,182	4,458	1,538
Other expenses, net	(409)	(605)	1,527
Net loss	(48,490)	(190,071)	(158,240)
Reportable segments [member]
Disclosure of operating segments [line items]
Vessel revenue	704,325	585,047	512,732
Vessel operating costs	(294,531)	(280,460)	(231,227)
Voyage expenses	(6,160)	(5,146)	(7,733)
Charterhire	(4,399)	(59,632)	(75,750)
Depreciation - owned or finance leased vessels	(180,052)	(176,723)	(141,418)
Depreciation, right-of-use assets	(26,916)
General and administrative expenses	(12,151)	(11,929)	(10,023)
Loss on sales of vessels			(23,345)
Merger transaction related costs		0	0
Bargain purchase gain			0
Financial expenses	0	0	0
Loss on exchange of convertible notes		0
Realized loss on derivative financial instruments			(116)
Financial income	948	664	593
Other expenses, net	15	0	1,876
Net loss	181,079	51,821	25,589
Reportable segments [member] | LR1/Panamax [Member]
Disclosure of operating segments [line items]
Vessel revenue	67,461	47,722	22,573
Vessel operating costs	(29,161)	(28,942)	(12,561)
Voyage expenses	(1,628)	(591)	(1,018)
Charterhire	0	0	(2,230)
Depreciation - owned or finance leased vessels	(19,520)	(19,290)	(7,828)
Depreciation, right-of-use assets	0
General and administrative expenses	(1,167)	(1,173)	(479)
Loss on sales of vessels			0
Merger transaction related costs		0	0
Bargain purchase gain			0
Financial expenses	0	0	0
Loss on exchange of convertible notes		0
Realized loss on derivative financial instruments			0
Financial income	360	111	26
Other expenses, net	0	0	0
Net loss	16,345	(2,163)	(1,517)
Reportable segments [member] | Handymax [Member]
Disclosure of operating segments [line items]
Vessel revenue	106,811	95,188	95,098
Vessel operating costs	(50,750)	(48,249)	(50,145)
Voyage expenses	(1,414)	(440)	(3,087)
Charterhire	(4,256)	(19,223)	(24,560)
Depreciation - owned or finance leased vessels	(19,119)	(18,190)	(18,159)
Depreciation, right-of-use assets	(11,678)
General and administrative expenses	(2,192)	(2,195)	(2,170)
Loss on sales of vessels			0
Merger transaction related costs		0	0
Bargain purchase gain			0
Financial expenses	0	0	0
Loss on exchange of convertible notes		0
Realized loss on derivative financial instruments			0
Financial income	18	16	214
Other expenses, net	0	0	1,876
Net loss	17,420	6,907	(933)
Reportable segments [member] | LR2 [Member]
Disclosure of operating segments [line items]
Vessel revenue	263,818	203,414	157,123
Vessel operating costs	(97,346)	(91,975)	(67,254)
Voyage expenses	(530)	(3,225)	(2,642)
Charterhire	271	(7,883)	(6,258)
Depreciation - owned or finance leased vessels	(73,774)	(72,610)	(54,922)
Depreciation, right-of-use assets	(2,266)
General and administrative expenses	(3,841)	(3,790)	(2,805)
Loss on sales of vessels			0
Merger transaction related costs		0	0
Bargain purchase gain			0
Financial expenses	0	0	0
Loss on exchange of convertible notes		0
Realized loss on derivative financial instruments			(116)
Financial income	32	22	15
Other expenses, net	0	0	0
Net loss	86,364	23,953	23,141
Reportable segments [member] | MR [Member]
Disclosure of operating segments [line items]
Vessel revenue	266,235	238,723	237,938
Vessel operating costs	(117,274)	(111,294)	(101,267)
Voyage expenses	(2,588)	(890)	(986)
Charterhire	(414)	(32,526)	(42,702)
Depreciation - owned or finance leased vessels	(67,639)	(66,633)	(60,509)
Depreciation, right-of-use assets	(12,972)
General and administrative expenses	(4,951)	(4,771)	(4,569)
Loss on sales of vessels			(23,345)
Merger transaction related costs		0	0
Bargain purchase gain			0
Financial expenses	0	0	0
Loss on exchange of convertible notes		0
Realized loss on derivative financial instruments			0
Financial income	538	515	338
Other expenses, net	15	0	0
Net loss	60,950	23,124	4,898
Corporate and eliminations [member]
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Charterhire	0	0	0
Depreciation - owned or finance leased vessels	0	0	0
Depreciation, right-of-use assets	0
General and administrative expenses	(50,144)	(40,343)	(37,488)
Loss on sales of vessels			0
Merger transaction related costs		(272)	(36,114)
Bargain purchase gain			5,417
Financial expenses	(186,235)	(186,628)	(116,240)
Loss on exchange of convertible notes		(17,838)
Realized loss on derivative financial instruments			0
Financial income	7,234	3,794	945
Other expenses, net	(424)	(605)	(349)
Net loss	$ (229,569)	$ (241,892)	$ (183,829)